SCHEDULE OF KEY MANAGEMENT PERSONNEL (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Short-term salary and fees	$ 290	$ 379
Share based payments	7,797	900
Post-employment retirement benefits	39	39
Non-monetary benefits	17	21
Payments for legal services		180
Revaluation of financial liabilities at fair value		344
Payments for consultant services		566
Key management personnel compensation	$ 8,143	$ 2,429